LIQUIDITY (Details) - USD ($) $ / shares in Units, $ in Thousands							7 Months Ended	12 Months Ended
	Dec. 20, 2024	Oct. 21, 2024	Jun. 26, 2024	May 20, 2024	Feb. 01, 2024	Apr. 21, 2023	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Oct. 22, 2024	May 03, 2024
Related Party Transaction [Line Items]
Accumulated deficit							$ 39,740	$ 39,740	$ 31,533
Cash and cash equivalents							$ 5,028	$ 5,028	$ 1,808
Common stock, shares issued (in shares)							525,485	525,485	2,909
Common stock placed into escrow (in shares)						17,549
Proceeds from issuance of common stock in pre-closing financing						$ 11,704
Offering expenses						$ 546
Sale of stock, aggregate cash fee, percentage of gross proceeds		7.00%
Management fee, percentage of gross proceeds		1.00%
Reimbursement of accountable expenses		$ 25
Reimbursement of non-accountable expenses		10
Proceeds from warrant exercise								$ 762	$ 12
Warrant issuance		$ 1,911							532
Prefunded Warrants
Related Party Transaction [Line Items]
Proceeds from issuance of common stock in pre-closing financing							$ 3,605
Warrant exercise price (in usd per share)			$ 0.0017		$ 0.0221
Series B-1 common warrants
Related Party Transaction [Line Items]
Warrant exercise price (in usd per share)					$ 243.10
Number of shares called by each warrant					1
Series B-2 common warrants
Related Party Transaction [Line Items]
Warrant exercise price (in usd per share)					$ 243.10
Number of shares called by each warrant					1
Series A-1 Warrants
Related Party Transaction [Line Items]
Warrant exercise price (in usd per share)					$ 0.0001
Series C-1 Common Warrants
Related Party Transaction [Line Items]
Warrant exercise price (in usd per share)			$ 31.11
Number of shares called by each warrant			1
Series C-2 Common Warrants
Related Party Transaction [Line Items]
Warrant exercise price (in usd per share)			$ 31.11
Number of shares called by each warrant			1
Prior Warrants
Related Party Transaction [Line Items]
Warrant exercise price (in usd per share)		$ 17.00
Number of shares called by warrants (in shares)		44,842
Proceeds from warrant exercise		$ 762
Class of warrant or right, offering cost		$ 154
Series D-1 Warrants
Related Party Transaction [Line Items]
Number of shares called by warrants (in shares)		44,839
Series D-2 Warrants
Related Party Transaction [Line Items]
Number of shares called by warrants (in shares)		44,839
Series D Warrants
Related Party Transaction [Line Items]
Warrant exercise price (in usd per share)		$ 17.00
June 2024 PA Warrants
Related Party Transaction [Line Items]
Warrant exercise price (in usd per share)		$ 21.25	$ 38.89								$ 38.89
Number of shares called by warrants (in shares)		3,140	9,001								9,002
Series B Common Warrants
Related Party Transaction [Line Items]
Warrant exercise price (in usd per share)		$ 17.00
Number of shares called by warrants (in shares)		44,842
October 2024 PA Warrants
Related Party Transaction [Line Items]
Warrant exercise price (in usd per share)										$ 21.25
Number of shares called by warrants (in shares)										3,140
Public Offering
Related Party Transaction [Line Items]
Offering expenses			$ 1,057		$ 1,110
Sale of stock (in shares)			3,529		1,495
Net proceeds from sale of stock			$ 3,172		$ 4,389
Number of securities issued (in shares)			1		1
Sale of stock, price per share (in usd per share)			$ 31.11		$ 243.10
Public Offering | Prefunded Warrants
Related Party Transaction [Line Items]
Number of warrant shares (in shares)			125,047		21,131
Number of securities issued (in shares)			1		1
Number of shares called by warrants (in shares)			125,047		21,131
Public Offering | Series B-1 common warrants
Related Party Transaction [Line Items]
Number of warrant shares (in shares)					22,631
Number of securities issued (in shares)					1
Number of shares called by warrants (in shares)					22,631
Public Offering | Series B-2 common warrants
Related Party Transaction [Line Items]
Number of warrant shares (in shares)					22,631
Number of securities issued (in shares)					1
Number of shares called by warrants (in shares)					22,631
Public Offering | Series C-1 Common Warrants
Related Party Transaction [Line Items]
Number of warrant shares (in shares)			128,577
Number of securities issued (in shares)			1
Number of shares called by warrants (in shares)			128,577
Public Offering | Series C-2 Common Warrants
Related Party Transaction [Line Items]
Number of warrant shares (in shares)			128,577
Number of securities issued (in shares)			1
Number of shares called by warrants (in shares)			128,577
At The Market Offering
Related Party Transaction [Line Items]
Proceeds from issuance of common stock in pre-closing financing							$ 3,605	$ 3,604	$ 0
Sale of stock (in shares)							325,618
Net proceeds from sale of stock							$ 3,467
Sale of stock, maximum value of shares offered	$ 322			$ 10,000
Sale of stock, agent compensation, percentage				3.00%
At The Market Offering | Weighted Average
Related Party Transaction [Line Items]
Sale of stock, price per share (in usd per share)							$ 11.07	$ 11.07
Common Stock
Related Party Transaction [Line Items]
Conversion of stock (in shares)						164
Additional shares converted into common stock (in shares)						656
Investor
Related Party Transaction [Line Items]
Investment in cash						$ 12,250
Common stock, shares issued (in shares)						4,387